Borrowings - Summary of Bills Payable (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.91%
Borrowings maturity	March 2022
Ta Ching Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.01%
Ta Ching Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.03%
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.04%
Borrowings maturity	March 2022
Mega Bills Finance Corporation [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.92%
Mega Bills Finance Corporation [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.93%
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	March 2022 to December 2022
China Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.65%	1.02%
China Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.90%	1.05%
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity	March 2020 to June 2020
International Bills Finance Corporation [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.02%
International Bills Finance Corporation [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.05%